Consolidated Statement of Financial Position - CAD ($) $ in Millions		Jan. 31, 2025	Oct. 31, 2024
Assets
Cash and deposits with financial institutions	[1]	$ 70,198	$ 63,860
Precious metals		3,687	2,540
Trading assets
Securities		126,019	119,912
Loans		8,048	7,649
Other		2,641	2,166
Total trading assets		136,708	129,727
Securities purchased under resale agreements and securities borrowed		195,258	200,543
Derivative financial instruments		48,035	44,379
Investment securities		153,019	152,832
Loans
Residential mortgages		358,791	350,941
Personal loans		106,635	106,379
Credit cards		17,548	17,374
Business and government		290,188	292,671
Loans and receivables gross		773,162	767,365
Allowance for credit losses		6,857	6,536
Loans and receivables		766,305	760,829
Other
Customers' liability under acceptances, net of allowance		207	148
Property and equipment		4,902	5,252
Investments in associates		5,940	1,821
Goodwill and other intangible assets		16,218	16,853
Deferred tax assets		2,892	2,942
Other assets		35,782	30,301
Other Assets		65,941	57,317
Total assets		1,439,151	1,412,027
Deposits
Personal		303,798	298,821
Business and government		617,874	600,114
Financial institutions		44,377	44,914
Deposits	[2]	966,049	943,849
Financial instruments designated at fair value through profit or loss		39,594	36,341
Other
Acceptances		210	149
Obligations related to securities sold short		34,855	35,042
Derivative financial instruments		59,847	51,260
Obligations related to securities sold under repurchase agreements and securities lent		182,259	190,449
Subordinated debentures		8,042	7,833
Other liabilities		61,874	63,028
Other Liabilities		347,087	347,761
Total liabilities		1,352,730	1,327,951
Equity
Common shares		22,136	22,054
Retained earnings		57,445	57,751
Accumulated other comprehensive income (loss)		(4,789)	(6,147)
Other reserves		(229)	(68)
Total common equity		74,563	73,590
Preferred shares and other equity instruments		10,232	8,779
Total equity attributable to equity holders of the Bank		84,795	82,369
Non-controlling interests in subsidiaries		1,626	1,707
Total equity		86,421	84,076
Total liabilities and equity		$ 1,439,151	$ 1,412,027

[1]	Net of allowances of $3 (October 31, 2024 – $3).
[2]	Deposits denominated in U.S. dollars amount to $309,983 (October 31, 2024 – $295,316), deposits denominated in Chilean pesos amount to $20,198 (October 31, 2024 – $19,271), deposits denominated in Mexican pesos amount to $34,709 (October 31, 2024 – $34,416) and deposits denominated in other foreign currencies amount to $115,267 (October 31, 2024 – $109,683).